Lease (Details) - Schedule of Lease Cost - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Cost [Abstract]
Operating lease cost (included in Cost of Revenue and Other Expense in the Company’s Statement of Operations)	$ 105,112	$ 105,195	$ 168,245	$ 241,745	$ 414,370	$ 303,157
Cash paid for amounts included in the measurement of lease liabilities	$ 81,389	$ 126,013	$ 116,234	$ 253,572